Provisions - Schedule of changes in fair value of plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	€ 149	€ 174
Fair value of insurance contracts linked to pensions at end of year	104	149	€ 174
Spain | Post-employment plans
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	149	174	192
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	4	1	1
Benefits paid	(16)	(19)	(21)
Paid premiums	0	1	0
Actuarial gains/(losses)	(33)	(8)	2
Fair value of insurance contracts linked to pensions at end of year	104	149	174
Spain | Other similar obligations
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	0	0	0
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	0
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	0	0	0
Spain | Plan assets | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	1,217	1,542	1,547
Incorporation of Group companies, net	0	6	0
Expected return on plan assets	30	12	13
Gains/(losses) on settlements	0	(22)	0
Benefits paid	(78)	(263)	(94)
Contributions/(surrenders)	2	15	5
Actuarial gains/(losses)	(303)	(76)	76
Exchange differences and other items	(7)	3	(5)
Fair value of plan assets at end of year	861	1,217	1,542
Spain | Plan assets | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	10	12	14
Incorporation of Group companies, net	0	0	0
Expected return on plan assets	0	0	0
Gains/(losses) on settlements	0	0	0
Benefits paid	(2)	(2)	(2)
Contributions/(surrenders)	0	0	0
Actuarial gains/(losses)	(1)	0	0
Exchange differences and other items	1	0	0
Fair value of plan assets at end of year	€ 8	€ 10	€ 12